FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Marketable securities	$ 180,386	$ 49,781
Carrying value [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivable from concentrate sales subject to provisional pricing	61,678	0
Marketable securities	180,386	49,781
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivable from concentrate sales subject to provisional pricing	0	0
Marketable securities	172,549	49,718
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivable from concentrate sales subject to provisional pricing	61,678	0
Marketable securities	$ 7,837	$ 63